Sterling Capital Quality Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.0%
$366,752	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 0.535%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$359,387
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	303,267
275,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.260%, 1/18/24	281,609
230,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/24	236,472
168,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	174,442
63,772	Argent Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-W3, Class A2D, 0.525%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	63,484
350,000	ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.840%, 10/15/26(b)	354,959
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	501,718
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	300,948
62,784	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 1.760%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	62,698
355,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	362,901
68,333	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	70,371
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	671,044
18,671	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.010%, 6/25/37	18,966
223,296	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.845%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	222,421
459,094	Enterprise Fleet Financing, LLC, Series 2019-2, Class A2, 2.290%, 2/20/25(b)	466,951
300,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(b)	308,401
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	374,792
115,877	GSAMP Trust, Series 2006-SEA1, Class M1, 0.685%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	115,143
215,875	Home Equity Asset Trust, Series 2005-7, Class M1, 0.635%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	214,682
75,376	Home Equity Asset Trust, Series 2005-8, Class M1, 0.615%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	75,034
187,648	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.890%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	187,278
120,926	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 0.695%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	120,667
208,561	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ2, Class M2, 0.875%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	207,416

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$172,280	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WCW3, Class M1, 0.665%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	$171,071
103,952	RAMP Trust, Series 2005-RZ4, Class M2, 0.685%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	103,681
117,367	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	117,766
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.085%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	209,906
500,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/46(b)	518,124
108,410	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	118,802
	Total Asset Backed Securities
	(Cost $6,986,309)	7,294,401

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%
92,664	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	96,249
47,013	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	48,121
54,026	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	56,030
10,027	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,018
61,606	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	64,281
107,292	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	111,595
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	217,485
60,446	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	70,417
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	454,072
585,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	631,842
81,467	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	83,838
23,481	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	24,737
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	199,904
370,186	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	414,190
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	187,415
130,859	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	153,151
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	406,976
189,204	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	214,840
344,258	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	381,799

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	$623,452
55,863	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	58,269
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	240,464
106,053	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	113,703
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	447,979
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	538,279
573,387	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	577,756
73,643	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	74,380
147,531	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	151,017
99,090	Ginnie Mae, Series 2004-69, Class GC, 5.500%, 4/20/34	115,338
39,453	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	40,715
213,800	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	225,419
42,587	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	41,900
46,307	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.628%, 7/25/35(c)	47,212
	Total Collateralized Mortgage Obligations
	(Cost $6,595,652)	7,122,843

COMMERCIAL MORTGAGE-BACKED SECURITIES — 26.6%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	553,954
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	319,576
492,148	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	502,625
75,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	81,468
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	276,997
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	547,227
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.876%, 11/10/46(b)(c)	201,185
486,625	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	510,631
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	175,536
550,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	564,291
85,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	92,555
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	551,417
272,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377%, 5/12/53	286,665

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	$243,656
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	107,634
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	559,246
95,300	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/15/44(b)	97,770
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	761,988
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	334,304
572,569	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	578,332
536,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(c)	544,300
179,612	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	182,885
350,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	358,227
200,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	205,641
85,000	WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.079%, 3/15/46(c)	91,945
164,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	178,095
122,751	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	124,262
575,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	576,262
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	99,100
	Total Commercial Mortgage-Backed Securities
	(Cost $9,655,038)	9,707,774

CORPORATE BONDS — 1.8%
	Diversified Telecommunication Services — 1.1%
350,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	379,827
	Equity Real Estate Investment Trusts (REITS) — 0.7%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	269,905
	Total Corporate Bonds
	(Cost $620,531)	649,732

MORTGAGE-BACKED SECURITIES — 30.6%
	Fannie Mae — 18.4%
281,297	3.000%, 1/1/31, Pool #BA6574	296,281
107,664	5.500%, 6/1/38, Pool #984277	123,442
57,945	5.500%, 8/1/38, Pool #995072	66,360
88,541	4.500%, 9/1/39, Pool #AC1830	98,422
72,418	4.500%, 10/1/40, Pool #AE4855	80,604
138,398	3.500%, 2/1/41, Pool #AH5646	152,739
245,832	4.000%, 3/1/41, Pool #AH4008	269,782

Continued

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$75,308	4.500%, 6/1/41, Pool #AC9298	$83,837
184,442	5.000%, 7/1/41, Pool #AI5595	210,933
248,246	4.000%, 9/1/41, Pool #AJ1717	272,723
289,971	3.500%, 6/1/42, Pool #AB5373	313,898
76,218	4.500%, 10/1/44, Pool #MA2066	83,866
260,792	4.000%, 12/1/44, Pool #MA2127	282,788
359,123	3.500%, 1/1/45, Pool #Q30876	390,231
268,120	4.500%, 1/1/45, Pool #MA2158	293,330
298,566	3.500%, 3/1/45, Pool #AS4552	324,538
415,685	4.000%, 10/1/45, Pool #AL7487	448,107
220,143	4.000%, 11/1/46, Pool #MA2808	236,138
222,145	3.000%, 2/1/47, Pool #BE2329	235,253
206,850	4.000%, 5/1/47, Pool #BE9598	221,256
362,369	3.500%, 6/1/47, Pool #BE3695	380,637
185,295	4.500%, 11/1/47, Pool #BM3286	199,828
410,173	3.500%, 12/1/47, Pool #CA0833	434,656
243,399	4.500%, 5/1/48, Pool #CA1711	261,796
368,026	3.500%, 9/1/49, Pool #BJ9608	386,954
530,000	2.500%, 7/1/50, Pool #CA6307	553,807
		6,702,206
	Freddie Mac — 12.2%
91,458	4.000%, 11/1/32, Pool #ZS8993	98,483
425,763	3.500%, 5/1/35, Pool #C91829	455,623
316,006	4.000%, 5/1/37, Pool #C91938	340,208
39,861	5.500%, 10/1/39, Pool #A89387	45,569
64,947	5.000%, 4/1/40, Pool #A91812	72,981
126,766	5.500%, 4/1/40, Pool #C03467	144,423
58,820	5.000%, 8/1/40, Pool #C03491	67,585
140,050	4.000%, 11/1/40, Pool #A94742	154,537
158,059	4.000%, 12/1/40, Pool #A95447	174,267
331,773	3.500%, 8/1/42, Pool #Q10324	359,673
437,614	3.500%, 3/1/43, Pool #U99045	472,681
290,044	3.500%, 3/1/45, Pool #U99124	313,386
263,482	3.000%, 1/1/46, Pool #G08686	279,215
302,258	4.000%, 4/1/46, Pool #Q40048	325,265
268,318	3.500%, 12/1/47, Pool #Q52955	284,403
477,043	2.500%, 11/1/49, Pool #QA4396	497,740
338,508	3.000%, 1/1/50, Pool #QA6230	356,876
		4,442,915
	Ginnie Mae — 0.0%
15,582	4.000%, 12/20/40, Pool #755678	17,235
	Total Mortgage-Backed Securities
	(Cost $10,713,261)	11,162,356

Shares		Fair Value
MONEY MARKET FUND — 2.4%
879,248	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(d)	$879,248
	Total Money Market Fund
	(Cost $879,248)	879,248
Total Investments — 101.0%
(Cost $35,450,039)		36,816,354
Net Other Assets (Liabilities) — (1.0)%		(362,157)
NET ASSETS—100.0%		$36,454,197

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. TheAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Quality Income Fund (formerly Sterling Capital Securitized Opportunities Fund), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund	$879,248	(a)	$35,937,106	(b)	$—	$36,816,354

(a)	Represents money market funds and/or certain preferred stocks.

(b)	Industries, counties or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.